Summary of Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Deposits [Abstract]
NOW and money market accounts	$ 575		$ 504		$ 627
Savings accounts	79	[1]	75	[1]	106	[1]
Certificates of deposit	4,740	[2]	4,633	[2]	5,286	[2]
Total interest expense	$ 5,394		$ 5,212		$ 6,019

[1]	(1) Includes interest expense on mortgagors' and investors' escrow accounts.
[2]	(2) Includes interest expense on brokered deposits.